Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Disclosure

	As of December 31,
	2021	2020
Assets
Right-of-use assets	$3,920	$3,884

Liabilities
Current lease liabilities	1,675	1,412
Non-current lease liabilities	3,770	4,555
Total liabilities	$5,445	$5,967

Lessee, Operating Lease

Years Ending December 31,
2022	$1,124
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	$5,663
Less: Imputed interest	(1,229)
Total operating lease liabilities	$4,434

	2021	2020
Lease expense
Operating lease expense	$1,507	$1,479
Short-term lease expense	601	586
Less: Sublease income	(802)	(605)
Total lease expense	$1,306	$1,460

Lessor, Operating Lease, Payment

Years Ending December 31,
2022	$2,224
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	6,763
Less: Imputed interest	(1,318)
Total operating lease liabilities	$5,445